PRINCIPAL ACCOUNTING POLICIES - Accrued liability for customer reward program and Revenue recognition (Details) ¥ in Millions, $ in Millions	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
PRINCIPAL ACCOUNTING POLICIES
Accrued liability for rewards program	¥ 478	$ 73	¥ 478